FAIR VALUE MEASUREMENTS - Changes in Level 3 Liabilities (Q3) (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of January 1	$ 313	$ 291
Issuances, including interest on project financing obligations	1,865	118
Settlements	(125)	(98)
Fair value as of September 30	$ 2,053	$ 311